Unearned Revenue / Accrued revenue (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Received In Advance And Unearned Revenue
Unearned Revenue And Cash Received In Advance
Total Unearned Revenue/Accrued Revenue during the periods presented is as follows:

	December 31,
	2017	2018
Unearned Revenue
Cash received in advance of service provided – Current liability	$3,540	$4,925
Deferred revenue resulting from varying charter rates – Current liability	—	484
Deferred revenue resulting from varying charter rates – Non-Current liability	—	253
Total Unearned Revenue	3,540	5,662
Accrued Revenue
Resulting from revenue earned prior to cash being received – Current asset	2,029	475
Resulting from varying charter rates – Non-Current asset	831	614
Total Accrued Revenue	2,860	1,089